ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.ORGANIZATION AND PRINCIPAL ACTIVITIES

Qfin Holdings, Inc. (formerly known as Qifu Technology, Inc.) (the “Company”) was incorporated in Cayman Islands with limited liability on April 27, 2018. The Company, its subsidiaries and its consolidated variable interest entities (“VIEs”) (together, the “Group”) are engaged in matching individual borrowers with credit demand to a diversified pool of financial institutions with credit to supply through a financial technology platform.

The Company’s significant subsidiaries and its consolidated VIEs as of December 31, 2025 are as follows:

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd. (“Qiyue”)	August 7, 2018	PRC
Shanghai Qidi Information Technology Co., Ltd. (“Qidi”)	June 27, 2019	PRC
Beihai Qi’ang Information & Technology Co., Ltd. (“Qi’ang”)	December 27, 2022	PRC
VIEs and VIEs’ Subsidiaries
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou Qifu Online Microcredit Co., Ltd. (“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou Qifu Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC
Beihai Yunhua Information & Technology Co., Ltd. (“Beihai Yunhua”)	June 16, 2022	PRC

History of the Group

The Group started its business in 2016 through Qiyu, a limited liability company in the People’s Republic of China (“PRC”). In 2018, the Company undertook a series of transactions to redomicile its business from the PRC to the Cayman Islands and established intermediary companies of HK Qirui and Qiyue (“WFOE”) for the purpose of establishing a VIE structure of the Group. The WFOE entered into VIE agreements which effectively provided control to the WFOE over the operations of the VIEs.

The VIE arrangement

PRC laws and regulations prohibit or restrict foreign control of companies involved in provision of internet content and certain finance business. To comply with these foreign ownership restrictions, the Company operates substantially all of its service through its VIEs in the PRC.

The VIEs hold leases and other assets necessary to provide services and generate the majority of the Company’s revenues. To provide the Company effective control over the VIEs and the ability to receive substantially all of the economic benefits of the VIEs, a series of contractual arrangements were entered into amongst Qiyue (“WFOE”), VIEs and their beneficial shareholders. In June 2022, the set of VIE agreements was terminated and replaced by a set of new VIE agreements signed by the same parties, with no material changes to the major terms.

Voting Proxy Agreement

Pursuant to the voting proxy agreement entered into among WFOE, Qiyu and Shanghai Qibutianxia Information Technology Co., Ltd. (formerly known as Beijing Qibutianxia Technology Co., Ltd. “Qibutianxia”), the sole registered shareholder of Qiyu, Qibutianxia would irrevocably authorize the WFOE or any person designated by the WFOE to act as its attorney-in-fact to exercise all of its rights as a shareholder of Qiyu, including, but not limited to, the right: (i) to convene and participate in shareholders’ meetings pursuant to the constitutional documents of Qiyu in the capacity of a proxy of Qibutianxia; (ii) to exercise the voting rights pursuant to the relevant PRC laws and regulations and the articles of Qiyu, on behalf of Qibutianxia, and adopt resolutions, including but not limited to dividend rights, sale or transfer or pledge or disposal of part or all of Qiyu’s equity; (iii) to nominate, designate or appoint and remove the legal representative, directors, supervisors and other senior management of Qiyu pursuant to the constitutional documents of Qiyu.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Voting Proxy Agreement – continued

The Voting Proxy Agreement has an indefinite term and will be terminated in the event that (i) it is unilaterally terminated by the WFOE, or (ii) it is legally permissible for the WFOE, the Company or any of the subsidiaries to hold equity interests directly or indirectly in Qiyu and the WFOE or its designated person is registered to be the sole shareholder of Qiyu.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement, Qibutianxia agreed to pledge all of its equity interests in Qiyu to the WFOE as a security interest to guarantee the performance of contractual obligations and the payment of outstanding debts under the VIE arrangements. In the event of a breach by Qiyu or Qibutianxia of contractual obligations under the VIE Agreements, the WFOE, as pledgee, will have the right to dispose of the pledged equity interests in Qiyu. Qibutianxia has undertaken to the WFOE, among other things, not to transfer its equity interests in Qiyu and not to create or allow any pledge thereon that may affect the rights and interest of the WFOE without its prior written consent.

Exclusive Option Agreement

Pursuant to the exclusive option agreement entered into among WFOE, Qiyu and Qibutianxia, Qibutianxia irrevocably grants the WFOE an exclusive option to purchase or designate one or more persons to purchase, all or part of its equity interests in Qiyu, and Qiyu irrevocably grants the WFOE an exclusive option to purchase all or part of its assets, subject to applicable PRC laws. The WFOE or its designated person may exercise such options at the lowest price permitted under applicable PRC laws. Qibutianxia and Qiyu have undertaken that, among other things, without the WFOE’s prior written consent, including but not limited to:(i) they shall not in any manner supplement, change or amend the constitutional documents of Qiyu, increase or decrease their registered capital, or change the structure of their registered capital in other manner; (ii) they shall not at any time following the signing of the Exclusive Option Agreement, sell, transfer, pledge or dispose of in any manner any assets of Qiyu or interest in the business or revenues of Qiyu, or allow the encumbrance thereon of any security interest; (iii) they shall not cause or permit Qiyu to merge, consolidate with, acquire or invest in any person; (iv) Qiyu shall not in any manner distribute dividends to its shareholder, provided that upon the written request of the WFOE, Qiyu shall immediately distribute all distributable profits to its shareholders; (v) at the request of the WFOE, they shall appoint any persons designated by the WFOE as the directors, supervisors and/or senior management of Qiyu or terminate existing directors, supervisors and/or senior management of Shanghai Qiyu, and perform all relevant resolutions and filing procedures.

The Exclusive Option Agreement has an indefinite term commencing from its date of signing unless and until all the equity interests and assets subject to the agreement have been transferred to the WFOE and/or its designated person and the WFOE and its subsidiaries or affiliates can legally operate the business of Qiyu, whereby the exclusive option agreement shall terminate. WFOE is entitled to unilaterally terminate the Exclusive Option Agreement while other parties to the Exclusive Option Agreement may not terminate the Exclusive Option Agreement unilaterally, unless otherwise provided under PRC laws.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between the WFOE and Qiyu, the WFOE has the exclusive right to provide Qiyu with the consulting and technical services required by Qiyu’s business. In consideration of the services provided by the WFOE, Qiyu shall pay services fees to the WFOE without contravening PRC laws, equal to the entirety of the total consolidated net profit of the Qiyu and its subsidiaries, after the deduction of any accumulated deficit in respect of the preceding financial year(s) (if applicable), operating costs, expenses, taxes and other payments required by the relevant laws and regulations to be reserved or withheld. The WFOE may also adjust the scope and amount of services fees in its discretion taking into account factors including but not limited to: (i) the complexity of the services provided by the WFOE; (ii) the exact content and business value of the services; and (iii) the market price of services of similar types. In addition, absent the prior written consent of the WFOE, during the term of the exclusive business cooperation agreement, with respect to the services subject to the exclusive business cooperation agreement and other matters, Qiyu and its subsidiaries shall not accept the same or any similar services provided by any third party and shall not establish cooperation relationships similar to that formed by the exclusive business cooperation agreement with any third party. The WFOE would have the exclusive ownership of all the intellectual property rights created as a result of the performance of the exclusive business cooperation agreement to the extent permitted by applicable PRC laws. The Company considers that the arrangement will ensure the economic benefits generated from the operations of the consolidated affiliated entities flow to the WFOE and hence, the Group as a whole.

The exclusive business cooperation agreement has an indefinite term. The exclusive business cooperation agreement may be terminated by the WFOE: (i) when Qiyu becomes insolvent, bankrupt or subject to liquidation or dissolution procedures; (ii) upon the transfer of the entire equity interests in and the transfer of all assets of Qiyu to the WFOE or its designated person pursuant to the exclusive option agreement entered into between the WFOE, Qiyu and Qibutianxia; (iii) when it is legally permissible for the WFOE to hold equity interests directly or indirectly in Qiyu and the WFOE or its designated person is registered to be the shareholder of Qiyu; (iv) when relevant government authorities refuse to renew the expired operating period of Qiyu or the WFOE; (v) by giving Qiyu a 30 days’ prior written notice of termination; or (vi) Qiyu breaches the exclusive business cooperation agreement. Qiyu is not contractually entitled to unilaterally terminate the exclusive business cooperation agreement with the WFOE.

Loan Agreement

Pursuant to the loan agreement among the WFOE, Qiyu and Qibutianxia, the WFOE is entitled to provide interest-free loans, to the extent permitted by laws, regulations and industry policies of the PRC from time to time at such time and amount as it deems appropriate to Qibutianxia for the purpose of Qiyu’s business operation and development, including but not limited to directly injecting such funds to the registered capital of Qiyu. Each of the loans made under this loan agreement has no fixed term, and unless otherwise agreed, the WFOE shall unilaterally decide when to withdraw the loans, provided that the WFOE shall notify Qibutianxia in writing one month in advance. The loan agreement shall remain in effect during Qiyu’s term (and the renewable period stipulated by the laws of the PRC), and shall automatically terminate after the WFOE and/or other entities designated by the WFOE fully exercise all their rights under the exclusive option agreement.

The Company also has some other sets of VIE contractual arrangements. The arrangements with its significant VIEs include the arrangement among the WFOE, Fuzhou Guarantee and Qibutianxia, which are substantially similar to the set with Qiyu as described above.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Risks in relation to VIE structure

The Company believes that the contractual arrangements with Qiyu, Fuzhou Guarantee and their shareholders, Qibutianxia, are in compliance with existing PRC laws and regulations and are valid, binding and enforceable and will not result in any violation of applicable PRC laws or regulations. However, the PRC regulatory authorities may take a contrary view. If the ownership structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and:

●	revoke the business and operating licenses of WFOE or consolidated affiliated entities;
●	restrict the rights to collect revenues from any of the Company’s PRC subsidiaries;
●	discontinue or restrict the operations of the Company’s PRC subsidiaries or consolidated affiliated entities;
●	require the Company’s PRC subsidiaries or consolidated affiliated entities to restructure the relevant ownership structure or operations;
●	restrict or prohibit the use of proceeds from offshore offering to finance business and operations in PRC;
●	take other regulatory or enforcement action including levying fines that could be harmful to the Company’s business; or
●	impose additional conditions or requirements with which the Company may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs or the right to receive substantially all of their economic benefits, the Company would no longer be able to consolidate the financial results of the VIEs.

These contractual arrangements allow the Company to effectively control Qiyu, Fuzhou Guarantee, and to derive substantially all of the economic benefits from them. Accordingly, the Company treats Qiyu, Fuzhou Guarantee as VIEs. Because the Company is the primary beneficiary, the Company has consolidated the financial results of the VIEs. Fuzhou Microcredit and Beihai Yunhua are subsidiaries of Qiyu.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Risks in relation to VIE structure – continued

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances. The table below does not include the financial information of the consolidated trusts (see note 2 “Consolidated Trusts”):

	December 31,	December 31,
	2024	2025
	RMB	RMB
ASSETS
Cash and cash equivalents	4,005,463	2,995,112
Restricted cash	1,581,586	1,373,146
Short term investments	222	396,400
Security deposit prepaid to third-party guarantee companies	162,617	325,698
Funds receivable from third party payment service providers	462,112	848,163
Accounts receivable and contract assets, net	981,541	788,140
Financial assets receivable, net	1,553,912	1,510,205
Amounts due from related parties	3,773	—
Loans receivable, net	19,757,480	22,281,492
Prepaid expenses and other assets	1,286,259	417,058
Accounts receivable and contract assets, net-noncurrent	21,538	20,876
Financial assets receivable, net-non current	170,779	209,459
Amounts due from related parties, non-current	14	—
Loans receivable, net-noncurrent	1,906,174	2,247,803
Property and equipment, net	348,706	628,112
Land use rights, net	956,738	966,582
Intangible assets	2,616	1,541
Deferred tax assets	1,124,612	1,264,975
Other non-current assets	23,256	26,994
Total Assets	34,349,398	36,301,756

LIABILITIES
Accrued expenses and other current liabilities	2,150,644	2,605,314
Amounts due to related parties	67,495	—
Short term loans	1,359,601	1,152,891
Guarantee liabilities-stand ready	2,383,202	2,314,865
Guarantee liabilities-contingent	1,820,350	1,872,149
Income tax payable	618,932	655,112
Other tax payable	17,965	1,572
Deferred tax liabilities	64,395	66,718
Other long-term liabilities	253,136	475,218
Total liabilities	8,735,720	9,143,839

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Risks in relation to VIE structure – continued

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Net revenue	12,902,396	13,826,053	15,340,360
Net income	3,178,907	6,156,470	4,906,407

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Net cash provided by operating activities	4,406,482	8,355,774	7,739,638
Net cash used in investing activities	(11,176,472)	(5,837,683)	(5,420,076)
Net cash provided by financing activities	721,352	717,857	21,898

The consolidated VIEs contributed 79%, 81% and 80% of the Group’s consolidated revenue for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, the consolidated VIEs accounted for an aggregate of 71% and 64%, respectively, of the consolidated total assets, and 37% and 28%, respectively, of the consolidated total liabilities.

There are no assets of the VIEs that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital (see note 16 “Statutory Reserves and Restricted Net Assets”), to the Company in the form of loans and advances or cash dividends.